Significant Accounting Policies - Summary of Percentage of Revenues (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue Concentration [Member] | Apple [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	55.00%	54.40%	51.80%
Revenue Concentration [Member] | Facebook [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	16.80%	24.10%	25.90%
Revenue Concentration [Member] | Google [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	18.20%	18.70%	19.10%
Account Receivable Concentration [Member] | Apple [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	59.30%	55.80%	55.60%
Account Receivable Concentration [Member] | Facebook [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	9.90%	20.40%	23.70%
Account Receivable Concentration [Member] | Google [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	10.30%	17.70%	17.50%
Account Receivable Concentration [Member] | Xsolla [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	11.30%	0.00%	0.00%